Compensatory Equity Incentive Plan and Other Equity Incentives (Details 3)	Jun. 30, 2016 USD ($)
Stock Options	$ 86,635
Restricted Stock Share/Units	407,920
Total Unrecognized Compensation Cost	494,555
Year ended June 30, 2017 [Member]
Stock Options	42,434
Restricted Stock Share/Units	237,187
Total Unrecognized Compensation Cost	279,621
Year ended June 30, 2018 [Member]
Stock Options	28,667
Restricted Stock Share/Units	141,580
Total Unrecognized Compensation Cost	170,247
Year ended June 30, 2019 [Member]
Stock Options	12,929
Restricted Stock Share/Units	29,153
Total Unrecognized Compensation Cost	42,082
Year ended June 30, 2020 [Member]
Stock Options	2,605
Total Unrecognized Compensation Cost	$ 2,605